Prepayments (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Schedule of Prepayments
	December 31,	December 31,
	2023	2022
Advance payments to suppliers	212,579	659,861
Insurance	71,253	49,405
Total prepayments	283,832	709,266